Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ 1,655	$ 673	$ 3,651	$ 1,753	$ (2,632)	$ 3,452	$ 1,777
Other comprehensive income (loss), net of tax:
Unrealized securities gains (losses) arising during period	1,732	(6,034)	4,364	(6,197)	(8,685)	2,987	5,759
Unrealized losses on securities transferred from available for sale to held to maturity (net of tax, $338, $0 and $0, respectively)					(656)	0	0
Amortization of unrealized losses on securities transferred from available for sale to held to maturity	52	0	80	0	16	0	0
Less: reclassification adjustment for securities gains included in net income (loss)	(72)	(38)	(323)	(346)	(995)	(2,558)	(2,103)
Change in unfunded pension liability (net of tax, $523, $307 and $1,000, respectively)			0	0	1,016	594	(1,940)
Other comprehensive income (loss)	1,712	(6,072)	4,121	(6,543)	(9,304)	1,023	1,716
Comprehensive income (loss)	$ 3,367	$ (5,399)	$ 7,772	$ (4,790)	$ (11,936)	$ 4,475	$ 3,493